Organization (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014 Class
Related Party Transaction [Line Items]
Number of share classes			2
Annualized ongoing placement agent fee (in hundredths)	3.375%	2.00%
Management fee, monthly basis (in hundredths)	0.1667%	0.146%
Management fee, annual basis (in hundredths)	2.00%	1.75%
Required interest in the equity of each Partnership (in hundredths)		1.00%	1.00%
Class of Units A [Member]
Related Party Transaction [Line Items]
Limited Partner Unit Class Threshold Subscription Maximum		4,999,999	4,999,999
Annualized ongoing placement agent fee (in hundredths)	3.375%	2.00%
Class of Units D [Member]
Related Party Transaction [Line Items]
Limited Partner Unit Class Threshold Subscription Minimum		5,000,000	5,000,000